COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS
Year	Lease Payment
2021	122,754
2022	253,608
2023	172,208
Imputed Interest	(24,291)
Net Lease Liability	$524,279

Year	Lease Payment
2021	245,508
2022	253,608
2023	172,208
Imputed Interest	(49,080)
Net Lease Liability	$622,244